Investments	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

Note 4. Investments

The following is a summary of investments (current and non-current) at December 31, 2012 and 2011 (in thousands):

	2012	2011
Bonds - short-term investments	$-	$14,602

Auction rate securities	1,634	2,000
Bonds	-	30,581
Long-term investments	1,634	32,581

Total investments	$1,634	$47,183

At December 31, 2012, the Company’s investments consisted of approximately $1.6 million of a tax-free auction rate security (“ARS”), which re-prices approximately every 35 days. The ARS had a rating of A1 at December 31, 2012 and is considered available-for-sale.

During 2011, Stratasys, Inc. sold its investment in a tax-free ARS issued by Jefferson County, Alabama and recognized a gain of $626,000.

Stratasys, Inc. liquidated certain investments during the years ended December 31, 2012 and 2011. The net carrying value of liquidated investments was $39.1 million and $15.7 million in 2012 and 2011, respectively. The sales resulted in gains of approximately $251,000 and $626,000 in 2012 and 2011, respectively.